UNINCORPOATED ARRANGEMENT SMM FUNDING ARRANGEMENT - Repurchase option liability (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of associates [line items]
Balance, December 31, 2022	$ 0.0
Repurchase option fees	23.7
Côté Gold repurchase price at December 31, 2023	350.8
Deferred Cost On Waiver Of Operator Fee	(6.5)
Amortization of Deferred Charges	1.0
Balance, December 31, 2023	345.3
Sumitomo Metal Mining Co Ltd | Unincorporated Joint Venture
Disclosure of associates [line items]
Contributions in relation to joint ventures	250.0
Incremental funding due to increased ownership	$ 77.1